Goodwill and Intangible Assets - Estimated amortization expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 553
2024	548
2025	474
2026	376
2027	249
Thereafter	341
Total	$ 2,541